Share capital - Shares authorised and issued (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	125,702,396
Exercise of share-based payment awards (in shares)	1,315,314
Number of shares issued, ending balance (in shares)	127,017,710
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	125,702,396
Exercise of share-based payment awards (in shares)	1,315,314
Number of shares issued, ending balance (in shares)	127,017,710